Investments - ACL Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	$ 0	$ 0
Initial credit losses	17	1
Write-offs		(1)
Reduction for sales	1
ACL, ending balance	16	0
Collateralized loan obligations
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	0	0
Initial credit losses	2	0
Write-offs		0
Reduction for sales	0
ACL, ending balance	2	0
Commercial mortgage-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	0	0
Initial credit losses	7	0
Write-offs		0
Reduction for sales	0
ACL, ending balance	7	0
Corporate bonds
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	0	0
Initial credit losses	8	1
Write-offs		(1)
Reduction for sales	1
ACL, ending balance	$ 7	$ 0